Plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 16	$ 16
Less: accumulated depreciation	(11)	(8)
Plant and equipment, net	5	8
Depreciation	3	3	$ 19
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	1	1
Vehicles and office equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 15	$ 15